Common Shareholders' Equity, Equity Repurchase (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Share repurchases
Amount		$ 39,096	$ 9,692
Treasury Shares
Share repurchases
Amount		$ 39,096	$ 9,692
Common Shares | Treasury Shares
Share repurchases
Repurchase of shares		1,542,000	339,000
Average cost per share		$ 25.36	$ 28.60
Common Shares | TDS Parent Company | Treasury Shares
Share repurchases
Amount		$ (39,096)	$ (9,692)
Common share repurchase authorization	On August 2, 2013, the Board of Directors of TDS authorized a $250 million stock repurchase program for the purchase of TDS Common Shares from time to time pursuant to open market purchases, block transactions, private purchases or otherwise, depending on market conditions. This authorization does not have an expiration date.
Repurchase authorization, dollar value	$ 250,000
Repurchase expiration	This authorization does not have an expiration date.
U.S. Cellular Common Shares | U.S. Cellular | Treasury Shares
Share repurchases
Repurchase of shares	178,000	496,000	499,000
Average cost per share	$ 34.86	$ 38.19	$ 37.19
Amount	$ (6,188)	$ (18,943)	$ (18,544)
Common share repurchase authorization	On November 17, 2009, the Board of Directors of U.S. Cellular authorized the repurchase of up to 1,300,000 Common Shares on an annual basis beginning in 2009 and continuing each year thereafter, on a cumulative basis. These purchases will be made pursuant to open market purchases, block purchases, private purchases, or otherwise, depending on market prices and other conditions. This authorization does not have an expiration date.
Repurchase authorization, additional number of shares	1,300,000
Repurchase expiration	This authorization does not have an expiration date.